Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets
Schedule of other financial assets

	2025	2024

Other financial assets	514,109	550,669

C6 Bank Subscription right (i)	-	162,958

5G Fund (ii)	338,792	212,394
Subscription right (iii)	175,317	175,317

Non-current portion	514,109	550,669